Cover	Jan. 15, 2025
Cover [Abstract]
Entity Registrant Name	QRONS INC.
Entity Central Index Key	0001689084
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 15, 2025
Entity File Number	000-55800
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	81-3623646
Entity Address Address Line 1	28-10 Jackson Avenue #26N
Entity Address City Or Town	Long Island City
Entity Address State Or Province	NY
Entity Address Postal Zip Code	11101
City Area Code	212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	945-2080